Operations and Reorganization	12 Months Ended
Dec. 31, 2019
Operations and Reorganization
Operations and Reorganization
1.	Operations and Reorganization

Bilibili Inc. (the “Company” or “Bilibili”) is an online entertainment platform for young generations. The Company, through its consolidated subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”), is primarily engaged in the operation of providing online entertainment services to users in the People’s Republic of China (the “PRC” or “China”)
.
As of December 31, 2019, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong Y2014	100	Investment holding
Hode HK Limited	Hong Kong Y2014	100	Investment holding
Bilibili Co., Ltd.	Japan Y2014	100	Business development
Hode Shanghai Limited. (“Hode Technology”)	PRC Y2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC Y2016	100	Technology development

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation Acquisition	Percentage of Direct or Indirect Economic O wnership	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Shanghai Hode”)	PRC Y2013	100	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC Y2014	100	Video distribution
Sharejoy Network Technology Co., Ltd.	PRC Y2014	100	Game promotion and marketing
Shanghai Hehehe Culture Communication Co., Ltd	PRC Y2014	100	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd.	PRC Y2015	100	E-commerce

History of the Group
•	Reorganization

The Group commenced operations in 2011 and established Shanghai Hode to expand the principal businesses in 2013. Shanghai Hode was founded by several PRC citizens.
The Company was incorporated as a limited liability company in the Cayman Islands in December 2013. Through a series of contemplated transactions in October and December 2014, Hode Technology was established to control Shanghai Hode through contractual arrangements (the “Reorganization”). Through these Reorganization transactions, the Group’s business continued to be carried out by Shanghai Hode without changes in control. Accordingly, pursuant to the guidance in ASC 805,
Business Combinations
, Hode Technology was established to consolidate Shanghai Hode, which was identified as the acquiree for accounting purposes. There was no change in financial statements preparation basis resulted from these Reorganization transactions. Further, the Group obtained control over Shanghai Kuanyu in November 2014 through contractual agreements. Shanghai Hode and Shanghai Kuanyu became the VIEs of the Group.
•	Initial public offering (“IPO”) and followed offering s

In April 2018, the Company completed its IPO on the NASDAQ Global Select Market. In the offering, 42,000,000 American depositary shares (“ADSs”), representing 42,000,000 Class Z Ordinary Shares, were issued and sold to the public at a price of US$11.50 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$443.3 million
(RMB2,781.8 million)
.
In October 2018, 25,063,451 ADSs, representing 25,063,451 Class Z Ordinary Shares, were issued and sold to Tencent Holdings Limited (“Tencent”). The net proceeds to the Company from the offering, after deducting offering expenses, were approximately US$317.2 million (RMB2,170.8 million).
In April 2019, the Company completed an offering of convertible senior notes due 2026
(the “
2026
Notes”) in
an
aggregate principal amount of US$500.0 million, and
a
public offering
of 14,173,813 ADSs, or the Primary Offering, each representing one Class Z
O
rdinary
S
hare of the Company at a price of US$18.00 per ADS. The total net proceeds to the Company from the
2026
Notes and
the
Primary Offering, after deducting commissions and offering expenses, were approximately US$
733.9
 million (RMB
5,003.8
million).
Contractual agreements with major VIEs
In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content services, the Group operates its restricted businesses in the PRC through its VIEs, whose equity interests are held by certain founders of the Group. The Company obtained control over these VIEs by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIEs. However, the rights of those nominee shareholders have been transferred to the Company through the contractual arrangements.
The contractual arrangements that are used to control the VIEs include powers of attorney, exclusive technology consulting and services agreements, equity pledge agreements and exclusive option agreements. Management concluded that the Company, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. As such, the
Company consolidates the financial statements of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements in accordance with the presentation as stated in Note 2 a).
The following is a summary of the contractual agreements entered into by and among the

Company’s

relevant subsidiaries, the VIEs, and respective nominee shareholders of the VIEs.
Exclusive Technology Consulting and Services Agreements.
Under the exclusive technology consulting and services agreement between the

Company’s

relevant subsidiaries and the VIEs, the
Company’s
relevant subsidiaries has the
exclusive
right to provide the VIEs consulting and services related to, among other things, research and development, system operation, advertising, internal training and technical support. The
Company’s
relevant subsidiaries has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. These VIEs shall pay the
Company’s
relevant subsidiaries an annual service fee, which is subject to the adjustment by the
Company’s
relevant subsidiaries at its sole discretion. This agreement will remain effective for a
10-years

term and then be automatically renewed, unless the
Company’s
relevant subsidiaries gives the VIEs a termination notice

90
days before the
term
ends.
Exclusive Option Agreements.
Pursuant to the exclusive purchase option agreement, among the
Company’s
relevant subsidiaries, the VIEs and its nominee shareholders, each of the nominee shareholders of the VIEs irrevocably granted the
Company’s
relevant subsidiaries an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in the VIEs, and the purchase price shall be the lowest price permitted by applicable PRC law. In addition, the VIEs irrevocably granted the
Company’s
relevant subsidiaries an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of the VIEs’ assets at the book value of such assets, or at the lowest price permitted by applicable PRC law, whichever is higher. The nominee shareholders of the VIEs undertake that, without the prior written consent of the
Company’s
relevant subsidiaries, they shall not increase or decrease the registered capital, dispose of its assets, incur any debts or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties. The exclusive option agreements will remain effective until all equity interests in the VIEs held by their nominee shareholders and all assets of the VIEs are transferred or assigned to the
Company’s
relevant subsidiaries or its designated representatives.
Powers of Attorney
.

Pursuant to the powers of attorney, each of the nominee shareholders of the VIEs, executed a power of attorney to irrevocably appoint the
Company’s
relevant subsidiaries or its designated person as his
attorney-in-fact
to exercise all of his rights as a shareholder of the VIEs, including, but not limited to, the right to convene and attend shareholders’ meeting, vote on any resolution that requires a shareholder vote, such as the appointment or removal of directors and executive officers, and other voting rights pursuant to the then-effective articles of association of the VIEs. The powers of attorney will remain in force for so long as the nominee shareholders remain shareholders of the VIEs.
Equity Pledge Agreements.
Pursuant to the equity pledge agreement, among the
Company’s
relevant subsidiaries, the VIEs and its nominee shareholders, the nominee shareholders of the VIEs pledged all of their equity interests in the VIEs to guarantee their and the VIEs’ performance of their obligations under the contractual arrangements. In the event of a breach by the VIEs or the VIEs’ shareholders of contractual obligations under these agreements, the
Company’s
relevant subsidiaries, as pledgee, will be entitled the right to dispose of the pledged equity interests in the VIEs. The nominee shareholders of the VIEs also undertake that, during the term of the equity pledge agreements, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreements, the
Company’s
relevant subsidiaries has the right to receive all of the dividends and profits distributed on the pledged equity interests. The pledge will remain binding until the VIEs and their nominee shareholders discharge all their obligations under the contractual arrangements.
Risks in relation to the VIE structure
A significant part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.
In January 2015,

the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Law, that appeared to include VIEs within the scope of entities that could be considered to be foreign investment enterprises (“FIEs”), that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. The National People’s Congress approved the Foreign Investment Law on March 15, 2019, effective on January 1, 2020. The Foreign Investment Law removes all references to the terms of “de facto control” or “contractual control” as defined in the draft published in 2015. However, the Foreign Investment Law has a catch-all provision under the definition of “foreign investment” which includes investments made by foreign investors in China through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment,” the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.
The Company’s ability to control the VIEs also depends on the powers of attorney the founders have
to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership.
In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:
•	revoke the Group’s business and / or operating licenses ;

•	impose fines on the Group;

•	confiscate any of the Group’s income that they deem to be obtained through illegal operations;

•	discontinue or place restrictions or onerous conditions on the Group’s operations

•	restrict the Group’s right to collect revenues;

•	shut down the Group’s servers or block the Group’s app/websites ;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign-owned enterprise
s
are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.
The following combined financial information of the Group’s VIEs as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 included in the accompanying consolidated financial statements of the Group was
as follows:

	December 31, 2018	December 31, 2019
	RMB in thousands
Current assets:
Cash and cash equivalents	152,295	201,310
Time deposits	10,265	7,674
Accounts receivable, net	130,823	223,438
Amounts due from the Company and its subsidiaries	165,559	127,944
Receivables due from related parties	—	170,535
Prepayments and other current assets	841,018	999,780
Short-term investments	252,943	672,787
Non-current assets:
Long-term investments, net	843,149	794,549
Other non-current assets	943,373	1,483,983

Total assets	3,339,425	4,682,000

Current liabilities:
Accounts payable	1,078,070	1,454,924
Salary and welfare payable	94,699	128,343
Taxes payable	27,152	33,611
Deferred revenue	937,086	1,234,508
Amounts due to the Company and its subsidiaries	1,594,527	2,650,499
Accrued liabilities and other payables	318,568	222,078
Amount due to related parties	23,054	—
Non-current liabilities :
Other long-term liabilities	—	23,108

Total liabilitie s	4,073,156	5,747,071

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Net revenues:
Revenue from third parties	2,465,296	3,691,219	6,056,332
Revenue from the Company and its subsidiaries	22,751	443,405	531,830

Net revenues	2,488,047	4,134,624	6,588,162

Net loss	(63,088)	(587,932)	(448,114)

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Net cash provided by operating activities	492,063	636,972	271,299
Net cash used in investing activities	(632,549)	(674,483)	(1,518,931)
Net cash provided by financing activities	179,707	130,592	1,300,740
In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB12.2 million and RMB94.8 million, as of December 31, 2018 and 2019, as well as certain non-distributable
statutory reserves amounting to approximately RMB7.7 million and RMB12.5 million, respectively, as of December 31, 2018 and 2019. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
There is no VIE in the
G
roup where the Company or any subsidiary has a variable interest but is not the primary beneficiary.
Liquidity
The Group incurred net losses of RMB183.8 million, RMB565.0 million and RMB1,303.6 million for the years ended December 31, 2017, 2018 and 2019, respectively. Net cash provided by operating activities was RMB464.6 million, RMB737.3 million and RMB194.6 million for
the years ended December 31, 2017, 2018 and 2019, respectively. Accumulated deficit was RMB2,842.7 million and RMB4,145.6 million as of December 31, 2018 and 2019, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments. Historically, the Group has relied principally on both operational sources of cash and non-operational
sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. In the past, the Group has been continuously receiving financing support from outside investors through the issuance of preferred shares
 and
public offerings of ordinary shares. In 2019, the Company has completed its offering of the 2026 Notes and the
Primary Offering, raising

approximately

US$
733.9
 million (RMB
5,003.8
million),
after deducting commissions and offering expenses. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses. Based on the above considerations, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the consolidated financial statements. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.